AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.1%
	ADVERTISING — 1.1%
3,464	Trade Desk, Inc. - Class A*	$2,774,664
	AEROSPACE/DEFENSE — 1.3%
5,651	Boeing Co.	1,209,653
2,631	Lockheed Martin Corp.	933,952
15,296	Raytheon Technologies Corp.	1,093,817
		3,237,422
	AGRICULTURE — 0.5%
10,616	Altria Group, Inc.	435,256
8,896	Philip Morris International, Inc.	736,500
		1,171,756
	AUTO MANUFACTURERS — 0.1%
525	Tesla, Inc.*	370,477
	BANKS — 0.8%
17,976	Bank of America Corp.	544,853
4,908	Citigroup, Inc.	302,627
7,185	JPMorgan Chase & Co.	912,998
9,714	Wells Fargo & Co.	293,168
		2,053,646
	BEVERAGES — 1.0%
23,505	Coca-Cola Co.	1,289,014
8,326	PepsiCo, Inc.	1,234,746
		2,523,760
	BIOTECHNOLOGY — 0.3%
1,975	Illumina, Inc.*	730,750
	CHEMICALS — 0.9%
1,126	Air Products and Chemicals, Inc.	307,646
3,577	Dow, Inc.	198,523
3,979	DuPont de Nemours, Inc.	282,947
1,377	Ecolab, Inc.	297,928
2,849	Linde PLC	750,740
1,215	PPG Industries, Inc.	175,227
449	Sherwin-Williams Co.	329,974
		2,342,985
	COMMERCIAL SERVICES — 6.0%
19,144	Automatic Data Processing, Inc.	3,373,173

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
3,092	CoStar Group, Inc.*	$2,857,874
23,454	PayPal Holdings, Inc.*	5,492,927
2,413	S&P Global, Inc.	793,225
13,769	Verisk Analytics, Inc. - Class A	2,858,307
		15,375,506
	COMPUTERS — 7.1%
13,946	Accenture PLC - Class A	3,642,835
53,194	Apple, Inc.	7,058,312
48,399	Cognizant Technology Solutions Corp. - Class A	3,966,298
29,492	International Business Machines Corp.	3,712,453
		18,379,898
	COSMETICS/PERSONAL CARE — 1.1%
5,155	Colgate-Palmolive Co.	440,804
1,264	Estee Lauder Cos., Inc. - Class A	336,464
14,970	Procter & Gamble Co.	2,082,926
		2,860,194
	DIVERSIFIED FINANCIAL SERVICES — 3.9%
341	BlackRock, Inc.	246,045
3,978	Charles Schwab Corp.	210,993
14,920	Mastercard, Inc. - Class A	5,325,545
19,860	Visa, Inc. - Class A	4,343,978
		10,126,561
	ELECTRONICS — 2.2%
4,611	Agilent Technologies, Inc.	546,357
7,027	Honeywell International, Inc.	1,494,643
8,224	Roper Technologies, Inc.	3,545,284
		5,586,284
	FOOD — 0.2%
8,589	Mondelez International, Inc. - Class A	502,199
	HEALTHCARE-PRODUCTS — 6.7%
28,785	Abbott Laboratories	3,151,670
1,127	Align Technology, Inc.*	602,246
7,736	Baxter International, Inc.	620,737
21,864	Boston Scientific Corp.*	786,011
9,688	Danaher Corp.	2,152,092
9,501	Edwards Lifesciences Corp.*	866,776
1,299	IDEXX Laboratories, Inc.*	649,331

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
1,541	Intuitive Surgical, Inc.*	$1,260,692
20,761	Medtronic PLC	2,431,944
5,309	Stryker Corp.	1,300,917
6,431	Thermo Fisher Scientific, Inc.	2,995,431
3,197	Zimmer Biomet Holdings, Inc.	492,626
		17,310,473
	HEALTHCARE-SERVICES — 3.4%
3,843	Anthem, Inc.	1,233,949
7,442	Centene Corp.*	446,743
4,011	HCA Healthcare, Inc.	659,649
1,892	Humana, Inc.	776,231
2,360	Teladoc Health, Inc.*	471,905
14,523	UnitedHealth Group, Inc.	5,092,926
		8,681,403
	HOUSEHOLD PRODUCTS/WARES — 0.1%
1,948	Kimberly-Clark Corp.	262,649
	INSURANCE — 1.7%
19,323	Berkshire Hathaway, Inc. - Class B*	4,480,424
	INTERNET — 19.0%
2,575	Alphabet, Inc. - Class A*	4,513,048
315	Amazon.com, Inc.*	1,025,933
62,470	eBay, Inc.	3,139,118
20,651	Facebook, Inc. - Class A*	5,641,027
20,191	Match Group, Inc.*	3,052,677
3,283	MercadoLibre, Inc.*	5,499,747
9,234	Netflix, Inc.*	4,993,101
9,850	Okta, Inc. - Class A*	2,504,461
41,297	Pinterest, Inc. - Class A*	2,721,472
76,750	Snap, Inc. - Class A*	3,842,872
8,527	Spotify Technology S.A.*	2,683,106
70,599	Twitter, Inc.*	3,822,936
106,100	Uber Technologies, Inc.*	5,411,100
		48,850,598
	MACHINERY-CONSTRUCTION & MINING — 0.4%
5,422	Caterpillar, Inc.	986,912
	MEDIA — 0.2%
1,089	Altice USA, Inc. - Class A*	41,240

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
9	Cable One, Inc.	$20,049
294	Charter Communications, Inc. - Class A*	194,496
96	Liberty Broadband Corp. - Class C*	15,204
1,340	Walt Disney Co.*	242,781
		513,770
	MINING — 0.2%
7,875	Freeport-McMoRan, Inc.	204,908
4,098	Newmont Corp.	245,429
		450,337
	MISCELLANEOUS MANUFACTURING — 0.4%
5,767	3M Co.	1,008,014
	OIL & GAS — 0.2%
2,342	Chevron Corp.	197,782
1,308	ConocoPhillips	52,307
561	EOG Resources, Inc.	27,977
5,159	Exxon Mobil Corp.	212,654
746	Marathon Petroleum Corp.	30,855
532	Phillips 66	37,208
467	Valero Energy Corp.	26,418
		585,201
	OIL & GAS SERVICES — 0.0%
1,693	Schlumberger N.V.	36,958
	PACKAGING & CONTAINERS — 0.1%
1,540	Ball Corp.	143,497
	PHARMACEUTICALS — 2.2%
2,640	AbbVie, Inc.	282,876
4,335	Becton, Dickinson and Co.	1,084,704
3,371	Bristol-Myers Squibb Co.	209,103
5,134	Cigna Corp.	1,068,796
21,277	CVS Health Corp.	1,453,219
1,338	DexCom, Inc.*	494,685
3,938	Johnson & Johnson	619,763
3,594	Merck & Co., Inc.	293,989
7,897	Pfizer, Inc.	290,689
		5,797,824

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES — 0.0%
2,458	Kinder Morgan, Inc.	$33,601
1,406	Williams Cos., Inc.	28,190
		61,791
	REITS — 0.1%
993	American Tower Corp. - REIT	222,889
	RETAIL — 0.6%
798	Home Depot, Inc.	211,965
8,520	Walmart, Inc.	1,228,158
		1,440,123
	SEMICONDUCTORS — 1.8%
4,542	Advanced Micro Devices, Inc.*	416,547
3,144	Applied Materials, Inc.	271,327
1,158	Broadcom, Inc.	507,030
15,630	Intel Corp.	778,687
4,298	Micron Technology, Inc.*	323,124
2,219	NVIDIA Corp.	1,158,762
4,364	QUALCOMM, Inc.	664,812
3,366	Texas Instruments, Inc.	552,461
		4,672,750
	SOFTWARE — 27.8%
59,939	Activision Blizzard, Inc.	5,565,336
10,109	Adobe, Inc.*	5,055,713
7,197	ANSYS, Inc.*	2,618,269
18,202	Autodesk, Inc.*	5,557,799
39	Bandwidth, Inc. - Class A*	5,993
23,391	Cadence Design Systems, Inc.*	3,191,234
15,205	DocuSign, Inc.*	3,380,071
25,777	Electronic Arts, Inc.	3,701,577
9,876	Intuit, Inc.	3,751,399
90	J2 Global, Inc.*	8,792
28,473	Microsoft Corp.	6,332,965
66,417	Oracle Corp.	4,296,516
18,343	salesforce.com, Inc.*	4,081,868
14,723	ServiceNow, Inc.*	8,103,981
12,169	Splunk, Inc.*	2,067,391
11,649	Synopsys, Inc.*	3,019,887
12,318	Twilio, Inc. - Class A*	4,169,643
2,052	Veeva Systems, Inc. - Class A*	558,657
14,534	Workday, Inc. - Class A*	3,482,492

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
7,383	Zoom Video Communications, Inc. - Class A*	$2,490,433
		71,440,016
	TELECOMMUNICATIONS — 0.7%
15,262	AT&T, Inc.	438,935
1,998	CenturyLink, Inc.	19,481
16,377	Cisco Systems, Inc.	732,871
1,272	T-Mobile US, Inc.*	171,529
8,864	Verizon Communications, Inc.	520,760
		1,883,576
	TRANSPORTATION — 1.0%
6,797	Union Pacific Corp.	1,415,271
7,080	United Parcel Service, Inc. - Class B	1,192,272
		2,607,543
	TOTAL COMMON STOCKS
	(Cost $169,510,953)	239,472,850

Principal Amount
	SHORT-TERM INVESTMENTS — 5.8%
$15,031,887	UMB Money Market Fiduciary, 0.01%[1]	15,031,887
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,031,887)	15,031,887
	TOTAL INVESTMENTS — 98.9%
	(Cost $184,542,840)	254,504,737
	Other Assets in Excess of Liabilities — 1.1%	2,798,527
	TOTAL NET ASSETS — 100.0%	$257,303,264

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/4/21	$243,241,540	$19,220	$738,588
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	1/4/21	143,426,409	34,494	2,704,342
TOTAL EQUITY SWAP CONTRACTS								$3,442,930

[1]	The BNP Paribas Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index and exposure to each index was 114.10% and (114.10)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
60,000	Visa, Inc. - Class A	$12,672,000	8.84%
25,000	Netflix, Inc.	12,614,500	8.80%
7,000	Alphabet, Inc. - Class A	12,567,520	8.76%
50,000	Salesforce.com, Inc.	12,067,500	8.42%
25,000	Adobe, Inc.	11,978,750	8.35%
55,000	PayPal Holdings, Inc.	11,909,700	8.30%
35,000	Mastercard, Inc. - Class A	11,860,800	8.27%
40,000	Facebook, Inc. - Class A	11,462,000	7.99%
50,000	Microsoft Corp.	10,810,500	7.55%
40,000	Accenture PLC - Class A	10,090,800	7.04%
50,000	International Business Machines Corp.	6,158,000	4.29%
100,000	Oracle Corp.	5,874,000	4.10%
10,000	Zoom Video Communications, Inc. - Class A*	4,063,100	2.83%
10,220	Intuit, Inc.	3,646,701	2.54%
17,305	Automatic Data Processing, Inc.	3,022,664	2.11%
30,000	Uber Technologies, Inc.	1,488,900	1.04%
9,000	Apple, Inc.	1,104,480	0.77%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.